Stock-Based Compensation (Other Stock-Based Compensation Data) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 27, 2014		Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom Units Granted Under Director Deferral Program, Shares Outstanding		324,000		290,000
Stock Options
Granted	[1]	3,416,000	[2]	2,868,000	3,696,000
Weighted-average fair value of options granted		$ 8.79		$ 8.14	$ 6.86
Total intrinsic value of options exercised(a)	[1]	$ 423,251		$ 471,475	$ 512,636
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 42,353		$ 88,750	$ 148,835
RSUs and PEPUnits
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	[2]	38,857,000		49,462,000
Restricted Stock Units (RSUs)
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[1]	4,379,000		4,231,000	4,404,000
RSUs and PEPUnits
Granted (in USD per share)		$ 80.39	[3],[4]	$ 76.30	$ 66.64
Total intrinsic value of converted units	[1]	$ 319,820		$ 294,065	$ 236,575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	[1]	$ 241,836		$ 236,688	$ 188,723
PEPUnit
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[1]	387,000	[5],[6]	355,000	410,000
RSUs and PEPUnits
Granted (in USD per share)		$ 50.95	[5],[7]	$ 68.48	$ 64.85
Total intrinsic value of converted units	[1]			$ 3,868
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	[1]	$ 5,072		$ 5,896	$ 0

[1]	In thousands.
[2]	Options are in thousands and include options previously granted under The Pepsi Bottling Group, Inc. (PBG) and PepsiAmericas, Inc. (PAS) plans. No additional options or shares were granted under the PBG and PAS plans after 2009.
[3]	Grant activity for all PSUs are disclosed at target.
[4]	Weighted-average intrinsic value at grant date.
[5]	(e)Grant activity for all PEPunits are disclosed at target.
[6]	PEPunits are in thousands.
[7]	Weighted-average intrinsic value at grant date.